Prepayments and Other Current Assets	12 Months Ended
Dec. 31, 2019
Prepaid Expense and Other Assets, Current [Abstract]
Prepayments and Other Current Assets
7 .	Prepayments and Other Current Assets
Prepayments and other current assets consisted of the following:

	As of December 31,
	2018	2019
	RMB	RMB	US$
VAT prepayments	4,823	4,052	582
Staff advances	2,894	2,311	332
Advance to suppliers	3,940	9,445	1,357
Loan to a related party (Note 15)	425	—	—
Others	3,287	4,757	683

	15,369	20,565	2,954